Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure of deposits [line items]
Demand	$ 564,285	$ 510,726
Notice	80,732	77,439
Term	716,248	643,522
Total deposits	1,361,265	1,231,687
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	200,990	186,530
Notice	60,901	57,614
Term	248,651	197,802
Total deposits	510,542	441,946
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	354,231	316,200
Notice	19,154	19,056
Term	435,995	409,819
Total deposits	809,380	745,075
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	9,064	7,996
Notice	677	769
Term	31,602	35,901
Total deposits	41,343	44,666
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	564,285	510,726
Notice	80,732	77,439
Term	716,248	643,522
Total deposits	1,361,265	1,231,687
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	141,988	132,994
Notice	6,604	6,107
Term	190	168
Total deposits	148,782	139,269
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	347,652	302,746
Notice	14,320	14,641
Term	575,076	493,347
Total deposits	937,048	810,734
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	36,139	40,646
Total deposits	36,139	40,646
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	20,974	16,210
Notice	58,829	55,895
Term	71,272	78,837
Total deposits	151,075	150,942
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	15	17
Total deposits	15	17
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	4,193	5,353
Notice	905	726
Term	50,036	51,812
Total deposits	55,134	57,891
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,673	7,265
Total deposits	7,673	7,265
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,651	5,495
Notice	74	70
Term	19,674	19,358
Total deposits	$ 25,399	$ 24,923